COLLABORATION INVENTORIES, NET - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	$ 24.1	$ 17.5
Work-in-process	1.1	4.4
Finished goods	6.8	2.0
Total collaboration inventories, net	$ 32.0	$ 23.9